Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000090392 | Rio Tinto PLC9294351
Holdings [Line Items]
Percent of Total Investments	19.10%
C000090392 | Albemarle9294354
Holdings [Line Items]
Percent of Total Investments	6.10%
C000090392 | Samsung SDI9294342
Holdings [Line Items]
Percent of Total Investments	5.50%
C000090392 | TDK9294329
Holdings [Line Items]
Percent of Total Investments	4.40%
C000090392 | NAURA Technology Group9294310
Holdings [Line Items]
Percent of Total Investments	4.30%
C000090392 | Panasonic Holdings9294326
Holdings [Line Items]
Percent of Total Investments	4.10%
C000090392 | LG Energy Solution9294339
Holdings [Line Items]
Percent of Total Investments	3.90%
C000090392 | Eve Energy9294302
Holdings [Line Items]
Percent of Total Investments	3.80%
C000090392 | Tesla9294364
Holdings [Line Items]
Percent of Total Investments	3.70%
C000090392 | Contemporary Amperex Technology9294301
Holdings [Line Items]
Percent of Total Investments	3.70%
C000090392 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000090392 | France
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000090392 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000090392 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000090392 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000090392 | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000090392 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000090392 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000090392 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000090392 | Australia
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000090392 | China
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000100210 | Thaifoods Group9294694
Holdings [Line Items]
Percent of Total Investments	1.80%
C000100210 | Var Energi9294669
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100210 | Ithaca Energy PLC9294486
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100210 | Petroleo Brasileiro9294420
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100210 | Odontoprev9294437
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100210 | Aker BP9294660
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100210 | DNO9294663
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100210 | Harbour Energy PLC9294484
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100210 | Petroreconcavo S9294455
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100210 | FLEX LNG9294589
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100210 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000100210 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000100210 | United States
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000100210 | China
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000100210 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000100210 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000100210 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000100210 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000100210 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000100210 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000100210 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000100210 | Norway
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000105277 | Meta Platforms9294585
Holdings [Line Items]
Percent of Total Investments	9.50%
C000105277 | Tencent Holdings9294493
Holdings [Line Items]
Percent of Total Investments	9.50%
C000105277 | NAVER9294527
Holdings [Line Items]
Percent of Total Investments	9.00%
C000105277 | Reddit9294596
Holdings [Line Items]
Percent of Total Investments	8.80%
C000105277 | Kuaishou Technology9294485
Holdings [Line Items]
Percent of Total Investments	6.90%
C000105277 | Alphabet9294564
Holdings [Line Items]
Percent of Total Investments	5.70%
C000105277 | Baidu9294534
Holdings [Line Items]
Percent of Total Investments	5.00%
C000105277 | NetEase9294550
Holdings [Line Items]
Percent of Total Investments	5.00%
C000105277 | Pinterest9294592
Holdings [Line Items]
Percent of Total Investments	4.80%
C000105277 | Kakao9294524
Holdings [Line Items]
Percent of Total Investments	4.30%
C000105277 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000105277 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000105277 | United States
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000105277 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000105277 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000105277 | China
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000105277 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000105277 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000105277 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105277 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000116930 | Sandisk9294693
Holdings [Line Items]
Percent of Total Investments	2.00%
C000116930 | Bloom Energy9294772
Holdings [Line Items]
Percent of Total Investments	2.00%
C000116930 | Lumentum Holdings9294633
Holdings [Line Items]
Percent of Total Investments	1.70%
C000116930 | Avis Budget Group9294766
Holdings [Line Items]
Percent of Total Investments	1.60%
C000116930 | Celestica9294785
Holdings [Line Items]
Percent of Total Investments	1.50%
C000116930 | Quanta Services9294683
Holdings [Line Items]
Percent of Total Investments	1.50%
C000116930 | Amazon.com9294745
Holdings [Line Items]
Percent of Total Investments	1.40%
C000116930 | Alphabet9294742
Holdings [Line Items]
Percent of Total Investments	1.40%
C000116930 | Broadcom9294776
Holdings [Line Items]
Percent of Total Investments	1.40%
C000116930 | Arista Networks9294760
Holdings [Line Items]
Percent of Total Investments	1.30%
C000116930 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000116930 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000116930 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000116930 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000116930 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000116930 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000116930 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000116930 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000116930 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000116930 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000116930 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000112947 | PG&E9294736
Holdings [Line Items]
Percent of Total Investments	4.50%
C000112947 | Microchip Technology9294717
Holdings [Line Items]
Percent of Total Investments	3.80%
C000112947 | Ares Management9294644
Holdings [Line Items]
Percent of Total Investments	3.70%
C000112947 | Hewlett Packard Enterprise9294695
Holdings [Line Items]
Percent of Total Investments	3.50%
C000112947 | Wells Fargo9294780
Holdings [Line Items]
Percent of Total Investments	3.10%
C000112947 | Bank of America9294655
Holdings [Line Items]
Percent of Total Investments	3.10%
C000112947 | NextEra Energy Capital Holdings9294730
Holdings [Line Items]
Percent of Total Investments	3.10%
C000112947 | Albemarle9294628
Holdings [Line Items]
Percent of Total Investments	2.90%
C000112947 | Oracle9294733
Holdings [Line Items]
Percent of Total Investments	2.90%
C000112947 | Athene Holding9294648
Holdings [Line Items]
Percent of Total Investments	2.80%
C000112947 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112947 | United States
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000122244 | Tsakos Energy Navigation9294824
Holdings [Line Items]
Percent of Total Investments	2.80%
C000122244 | Millicom International Cellular9294791
Holdings [Line Items]
Percent of Total Investments	2.60%
C000122244 | CBL & Associates Properties9294732
Holdings [Line Items]
Percent of Total Investments	2.40%
C000122244 | FLEX LNG9294764
Holdings [Line Items]
Percent of Total Investments	2.40%
C000122244 | CVR Partners9294746
Holdings [Line Items]
Percent of Total Investments	2.40%
C000122244 | Plains All American Pipeline9294812
Holdings [Line Items]
Percent of Total Investments	2.20%
C000122244 | SFL9294815
Holdings [Line Items]
Percent of Total Investments	2.20%
C000122244 | Alexander's9294715
Holdings [Line Items]
Percent of Total Investments	2.20%
C000122244 | Westlake Chemical Partners9294851
Holdings [Line Items]
Percent of Total Investments	2.20%
C000122244 | Altria Group9294718
Holdings [Line Items]
Percent of Total Investments	2.10%
C000122244 | Energy
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000122244 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000122244 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000122244 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000122244 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000122244 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122244 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000122244 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000122244 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000122244 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122244 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000152059 | Vibra Energia9294829
Holdings [Line Items]
Percent of Total Investments	3.30%
C000152059 | PetroChina9294880
Holdings [Line Items]
Percent of Total Investments	3.10%
C000152059 | Innolux9294947
Holdings [Line Items]
Percent of Total Investments	2.90%
C000152059 | Cia Paranaense de Energia - Copel9294817
Holdings [Line Items]
Percent of Total Investments	2.80%
C000152059 | Grupo Cibest9294960
Holdings [Line Items]
Percent of Total Investments	2.60%
C000152059 | PTT Exploration & Production PCL9294936
Holdings [Line Items]
Percent of Total Investments	2.50%
C000152059 | Gree Electric Appliances of Zhuhai9294832
Holdings [Line Items]
Percent of Total Investments	2.50%
C000152059 | Yutong Bus9294835
Holdings [Line Items]
Percent of Total Investments	2.50%
C000152059 | Interconexion Electrica9294838
Holdings [Line Items]
Percent of Total Investments	2.50%
C000152059 | MOL Hungarian Oil & Gas9294883
Holdings [Line Items]
Percent of Total Investments	2.50%
C000152059 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000152059 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000152059 | China
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000152059 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000152059 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152059 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000152059 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000152059 | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000152059 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000152059 | India
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000152059 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152059 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000112948 | Sila Realty Trust9294854
Holdings [Line Items]
Percent of Total Investments	4.20%
C000112948 | Getty Realty9294893
Holdings [Line Items]
Percent of Total Investments	3.80%
C000112948 | Apollo Commercial Real Estate Finance9294867
Holdings [Line Items]
Percent of Total Investments	3.60%
C000112948 | Sabra Health Care REIT9294852
Holdings [Line Items]
Percent of Total Investments	3.70%
C000112948 | Apple Hospitality REIT9294869
Holdings [Line Items]
Percent of Total Investments	3.60%
C000112948 | Healthcare Realty Trust9294896
Holdings [Line Items]
Percent of Total Investments	3.60%
C000112948 | Omega Healthcare Investors9294909
Holdings [Line Items]
Percent of Total Investments	3.60%
C000112948 | Broadstone Net Lease9294876
Holdings [Line Items]
Percent of Total Investments	3.60%
C000112948 | Gaming and Leisure Properties9294890
Holdings [Line Items]
Percent of Total Investments	3.50%
C000112948 | LTC Properties9294907
Holdings [Line Items]
Percent of Total Investments	3.50%
C000112948 | France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000112948 | United States
Holdings [Line Items]
Percent of Net Asset Value	83.80%
C000112948 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000112948 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000112948 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000157108 | Orsted9294898
Holdings [Line Items]
Percent of Total Investments	6.90%
C000157108 | Enlight Renewable Energy9294926
Holdings [Line Items]
Percent of Total Investments	6.80%
C000157108 | Axia Energia9294882
Holdings [Line Items]
Percent of Total Investments	6.60%
C000157108 | EDP Renovaveis9294952
Holdings [Line Items]
Percent of Total Investments	6.00%
C000157108 | Verbund9294879
Holdings [Line Items]
Percent of Total Investments	5.80%
C000157108 | Meridian Energy9294949
Holdings [Line Items]
Percent of Total Investments	5.50%
C000157108 | Brookfield Renewable Partners9294858
Holdings [Line Items]
Percent of Total Investments	4.80%
C000157108 | Engie Brasil Energia9294885
Holdings [Line Items]
Percent of Total Investments	4.70%
C000157108 | Mercury NZ9294946
Holdings [Line Items]
Percent of Total Investments	4.10%
C000157108 | Contact Energy9294943
Holdings [Line Items]
Percent of Total Investments	4.00%
C000157108 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157108 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000157108 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000157108 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159972 | NVIDIA9294953
Holdings [Line Items]
Percent of Total Investments	8.20%
C000159972 | Apple9295442
Holdings [Line Items]
Percent of Total Investments	6.70%
C000159972 | Microsoft9295651
Holdings [Line Items]
Percent of Total Investments	5.10%
C000159972 | Amazon.com9295399
Holdings [Line Items]
Percent of Total Investments	4.20%
C000159972 | Alphabet9295393
Holdings [Line Items]
Percent of Total Investments	3.60%
C000159972 | Broadcom9295526
Holdings [Line Items]
Percent of Total Investments	3.30%
C000159972 | Alphabet9295396
Holdings [Line Items]
Percent of Total Investments	2.90%
C000159972 | Meta Platforms9295634
Holdings [Line Items]
Percent of Total Investments	2.20%
C000159972 | Tesla9295196
Holdings [Line Items]
Percent of Total Investments	1.80%
C000159972 | JPMorgan Chase9295795
Holdings [Line Items]
Percent of Total Investments	1.60%
C000159972 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000159972 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159972 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159972 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000159972 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159972 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000159972 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000159972 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000159972 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000159972 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000159972 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000159972 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174155 | Repsol9294994
Holdings [Line Items]
Percent of Total Investments	3.20%
C000174155 | Eni9295081
Holdings [Line Items]
Percent of Total Investments	3.00%
C000174155 | Equinor9295105
Holdings [Line Items]
Percent of Total Investments	2.70%
C000174155 | Aker BP9295101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000174155 | Engie9295011
Holdings [Line Items]
Percent of Total Investments	2.50%
C000174155 | Admiral Group PLC9295027
Holdings [Line Items]
Percent of Total Investments	2.50%
C000174155 | Sino Land9295064
Holdings [Line Items]
Percent of Total Investments	2.40%
C000174155 | CaixaBank9294988
Holdings [Line Items]
Percent of Total Investments	2.30%
C000174155 | APA Group9294973
Holdings [Line Items]
Percent of Total Investments	2.30%
C000174155 | NN Group9295098
Holdings [Line Items]
Percent of Total Investments	2.20%
C000174155 | France
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000174155 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174155 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174155 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174155 | China
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174155 | Spain
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000174155 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000174155 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000174155 | Norway
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000174155 | Portugal
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174155 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174155 | Italy
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000203264 | Amazon.com9294983
Holdings [Line Items]
Percent of Total Investments	5.30%
C000203264 | eBay9295004
Holdings [Line Items]
Percent of Total Investments	5.20%
C000203264 | JD.com9295079
Holdings [Line Items]
Percent of Total Investments	4.80%
C000203264 | Etsy9295007
Holdings [Line Items]
Percent of Total Investments	4.50%
C000203264 | RB Global9295037
Holdings [Line Items]
Percent of Total Investments	4.50%
C000203264 | PDD Holdings9295091
Holdings [Line Items]
Percent of Total Investments	4.40%
C000203264 | Williams-Sonoma9295053
Holdings [Line Items]
Percent of Total Investments	4.20%
C000203264 | Trip.com Group9295097
Holdings [Line Items]
Percent of Total Investments	4.10%
C000203264 | Carvana9294992
Holdings [Line Items]
Percent of Total Investments	4.10%
C000203264 | Expedia Group9295010
Holdings [Line Items]
Percent of Total Investments	4.10%
C000203264 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000203264 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000203264 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	75.20%
C000203264 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000203264 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000203264 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000203264 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000203264 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219588 | ASML Holding9295913
Holdings [Line Items]
Percent of Total Investments	3.10%
C000219588 | HSBC Holdings PLC9296515
Holdings [Line Items]
Percent of Total Investments	1.70%
C000219588 | Siemens9296380
Holdings [Line Items]
Percent of Total Investments	1.70%
C000219588 | Hoya9295644
Holdings [Line Items]
Percent of Total Investments	1.60%
C000219588 | EssilorLuxottica9296474
Holdings [Line Items]
Percent of Total Investments	1.60%
C000219588 | Shell PLC9296539
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219588 | Toyota Motor9295903
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219588 | Schneider Electric9296486
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219588 | Argenx9296231
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219588 | ABB9296240
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219588 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000219588 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000219588 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000219588 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219588 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219588 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000219588 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000219588 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000219588 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000219588 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000219588 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000228847 | NVIDIA9298324
Holdings [Line Items]
Percent of Total Investments	8.50%
C000228847 | Apple9298176
Holdings [Line Items]
Percent of Total Investments	7.00%
C000228847 | Microsoft9298308
Holdings [Line Items]
Percent of Total Investments	5.30%
C000228847 | Amazon.com9298166
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228847 | Alphabet9298161
Holdings [Line Items]
Percent of Total Investments	3.90%
C000228847 | Alphabet9298164
Holdings [Line Items]
Percent of Total Investments	3.70%
C000228847 | Broadcom9298197
Holdings [Line Items]
Percent of Total Investments	3.50%
C000228847 | Tesla9298116
Holdings [Line Items]
Percent of Total Investments	3.30%
C000228847 | Meta Platforms9298298
Holdings [Line Items]
Percent of Total Investments	3.20%
C000228847 | Walmart9298131
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228847 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000228847 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228847 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000228847 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228847 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000228847 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000228847 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228847 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228847 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000228847 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000228847 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228847 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228849 | NVIDIA9298638
Holdings [Line Items]
Percent of Total Investments	9.00%
C000228849 | Apple9298469
Holdings [Line Items]
Percent of Total Investments	7.40%
C000228849 | Microsoft9298623
Holdings [Line Items]
Percent of Total Investments	5.60%
C000228849 | Amazon.com9298455
Holdings [Line Items]
Percent of Total Investments	5.30%
C000228849 | Alphabet9298450
Holdings [Line Items]
Percent of Total Investments	4.10%
C000228849 | Alphabet9298452
Holdings [Line Items]
Percent of Total Investments	3.90%
C000228849 | Broadcom9298493
Holdings [Line Items]
Percent of Total Investments	3.70%
C000228849 | Tesla9298372
Holdings [Line Items]
Percent of Total Investments	3.50%
C000228849 | Meta Platforms9298615
Holdings [Line Items]
Percent of Total Investments	3.40%
C000228849 | Walmart9298391
Holdings [Line Items]
Percent of Total Investments	3.30%
C000228849 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000228849 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000228849 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000228849 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000228849 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000228849 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000228849 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228849 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228849 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000228849 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000228849 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228849 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228849 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
C000228853 | NVIDIA9297573
Holdings [Line Items]
Percent of Total Investments	7.80%
C000228853 | Apple9296706
Holdings [Line Items]
Percent of Total Investments	6.40%
C000228853 | Microsoft9297486
Holdings [Line Items]
Percent of Total Investments	4.90%
C000228853 | Amazon.com9296659
Holdings [Line Items]
Percent of Total Investments	4.20%
C000228853 | Alphabet9296650
Holdings [Line Items]
Percent of Total Investments	3.60%
C000228853 | Broadcom9296802
Holdings [Line Items]
Percent of Total Investments	3.20%
C000228853 | Alphabet9296653
Holdings [Line Items]
Percent of Total Investments	2.90%
C000228853 | Meta Platforms9297465
Holdings [Line Items]
Percent of Total Investments	2.20%
C000228853 | Tesla9297840
Holdings [Line Items]
Percent of Total Investments	1.70%
C000228853 | Berkshire Hathaway9296771
Holdings [Line Items]
Percent of Total Investments	1.40%
C000228853 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000228853 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228853 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000228853 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000228853 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000228853 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000228853 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000228853 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000228853 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000228853 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000228853 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228853 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228855 | NVIDIA9299088
Holdings [Line Items]
Percent of Total Investments	8.00%
C000228855 | Apple9298133
Holdings [Line Items]
Percent of Total Investments	6.60%
C000228855 | Microsoft9299011
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228855 | Amazon.com9298081
Holdings [Line Items]
Percent of Total Investments	4.30%
C000228855 | Alphabet9298074
Holdings [Line Items]
Percent of Total Investments	3.70%
C000228855 | Broadcom9298220
Holdings [Line Items]
Percent of Total Investments	3.30%
C000228855 | Alphabet9298076
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228855 | Meta Platforms9298998
Holdings [Line Items]
Percent of Total Investments	2.20%
C000228855 | Tesla9298788
Holdings [Line Items]
Percent of Total Investments	1.80%
C000228855 | Berkshire Hathaway9298193
Holdings [Line Items]
Percent of Total Investments	1.40%
C000228855 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228855 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000228855 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000228855 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228855 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000228855 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000228855 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000228855 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000228855 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000228855 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000228855 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000228855 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228855 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000105363 | Albemarle9298839
Holdings [Line Items]
Percent of Total Investments	4.50%
C000105363 | Anglo American PLC9298793
Holdings [Line Items]
Percent of Total Investments	4.40%
C000105363 | PLS Group9298714
Holdings [Line Items]
Percent of Total Investments	4.20%
C000105363 | Rio Tinto PLC9298800
Holdings [Line Items]
Percent of Total Investments	4.20%
C000105363 | Zhejiang Huayou Cobalt9298781
Holdings [Line Items]
Percent of Total Investments	4.20%
C000105363 | China Northern Rare Earth Group High-Tech9298723
Holdings [Line Items]
Percent of Total Investments	4.10%
C000105363 | Antofagasta PLC9298797
Holdings [Line Items]
Percent of Total Investments	3.90%
C000105363 | Freeport-McMoRan9298845
Holdings [Line Items]
Percent of Total Investments	3.90%
C000105363 | Grupo Mexico9298818
Holdings [Line Items]
Percent of Total Investments	3.90%
C000105363 | Southern Copper9298857
Holdings [Line Items]
Percent of Total Investments	3.90%
C000105363 | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000105363 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000105363 | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000105363 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000105363 | United States
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000105363 | Australia
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000105363 | China
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000105363 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000105363 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000105363 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105363 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000249892 | Bloom Energy9303841
Holdings [Line Items]
Percent of Total Investments	1.90%
C000249892 | Credo Technology Group Holding9299422
Holdings [Line Items]
Percent of Total Investments	0.90%
C000249892 | Fabrinet9299928
Holdings [Line Items]
Percent of Total Investments	0.80%
C000249892 | Coeur Mining9299308
Holdings [Line Items]
Percent of Total Investments	0.60%
C000249892 | Nextpower9301760
Holdings [Line Items]
Percent of Total Investments	0.50%
C000249892 | EchoStar9299689
Holdings [Line Items]
Percent of Total Investments	0.50%
C000249892 | TTM Technologies9302850
Holdings [Line Items]
Percent of Total Investments	0.50%
C000249892 | IonQ9300865
Holdings [Line Items]
Percent of Total Investments	0.50%
C000249892 | Sterling Infrastructure9302741
Holdings [Line Items]
Percent of Total Investments	0.50%
C000249892 | Advanced Energy Industries9303082
Holdings [Line Items]
Percent of Total Investments	0.40%
C000249892 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249892 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000249892 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000249892 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000249892 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000249892 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249892 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000249892 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000249892 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000249892 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000249892 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000249892 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000249892 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000249892 | Future
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000255445 | Bloom Energy9299239
Holdings [Line Items]
Percent of Total Investments	5.30%
C000255445 | Quanta Services9299324
Holdings [Line Items]
Percent of Total Investments	4.70%
C000255445 | Eaton PLC9299258
Holdings [Line Items]
Percent of Total Investments	4.10%
C000255445 | NextEra Energy9299305
Holdings [Line Items]
Percent of Total Investments	4.10%
C000255445 | Constellation Energy9299249
Holdings [Line Items]
Percent of Total Investments	4.10%
C000255445 | Dominion Energy9299252
Holdings [Line Items]
Percent of Total Investments	4.00%
C000255445 | National Grid PLC9299275
Holdings [Line Items]
Percent of Total Investments	4.00%
C000255445 | American Electric Power9299226
Holdings [Line Items]
Percent of Total Investments	4.00%
C000255445 | Southern9299326
Holdings [Line Items]
Percent of Total Investments	3.90%
C000255445 | Xcel Energy9299335
Holdings [Line Items]
Percent of Total Investments	3.90%
C000255445 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	75.20%
C000255445 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000255445 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000259403 | Walmart9299520
Holdings [Line Items]
Percent of Total Investments	5.30%
C000259403 | Amazon.com9299401
Holdings [Line Items]
Percent of Total Investments	5.20%
C000259403 | Cisco Systems9299424
Holdings [Line Items]
Percent of Total Investments	5.20%
C000259403 | UnitedHealth Group9299513
Holdings [Line Items]
Percent of Total Investments	5.10%
C000259403 | Merck9299469
Holdings [Line Items]
Percent of Total Investments	5.00%
C000259403 | AbbVie9299393
Holdings [Line Items]
Percent of Total Investments	4.30%
C000259403 | Eli Lilly9299435
Holdings [Line Items]
Percent of Total Investments	4.30%
C000259403 | Home Depot9299444
Holdings [Line Items]
Percent of Total Investments	4.30%
C000259403 | Microsoft9299472
Holdings [Line Items]
Percent of Total Investments	3.90%
C000259403 | PepsiCo9299484
Holdings [Line Items]
Percent of Total Investments	3.90%
C000259403 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000259403 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000259403 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000259403 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000259403 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000259403 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000259403 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000259403 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000259404 | Microsoft9299774
Holdings [Line Items]
Percent of Total Investments	8.50%
C000259404 | Amazon.com9300402
Holdings [Line Items]
Percent of Total Investments	7.40%
C000259404 | Micron Technology9299771
Holdings [Line Items]
Percent of Total Investments	3.50%
C000259404 | Berkshire Hathaway9299371
Holdings [Line Items]
Percent of Total Investments	2.20%
C000259404 | JPMorgan Chase9299676
Holdings [Line Items]
Percent of Total Investments	2.20%
C000259404 | Cisco Systems9299470
Holdings [Line Items]
Percent of Total Investments	2.20%
C000259404 | Palantir Technologies9299857
Holdings [Line Items]
Percent of Total Investments	1.90%
C000259404 | Eli Lilly9299619
Holdings [Line Items]
Percent of Total Investments	1.90%
C000259404 | Oracle9299844
Holdings [Line Items]
Percent of Total Investments	1.60%
C000259404 | Walmart9300163
Holdings [Line Items]
Percent of Total Investments	1.60%
C000259404 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000259404 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000259404 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000259404 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000259404 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000259404 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000259404 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000259404 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000259404 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000259404 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000259404 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000263350 | NVIDIA9300468
Holdings [Line Items]
Percent of Total Investments	7.90%
C000263350 | Apple9299690
Holdings [Line Items]
Percent of Total Investments	6.50%
C000263350 | Microsoft9300404
Holdings [Line Items]
Percent of Total Investments	4.90%
C000263350 | Amazon.com9299646
Holdings [Line Items]
Percent of Total Investments	4.20%
C000263350 | Alphabet9299641
Holdings [Line Items]
Percent of Total Investments	3.70%
C000263350 | Broadcom9299785
Holdings [Line Items]
Percent of Total Investments	3.20%
C000263350 | Alphabet9299643
Holdings [Line Items]
Percent of Total Investments	2.90%
C000263350 | Meta Platforms9300388
Holdings [Line Items]
Percent of Total Investments	2.20%
C000263350 | Tesla9300705
Holdings [Line Items]
Percent of Total Investments	1.80%
C000263350 | Berkshire Hathaway9299757
Holdings [Line Items]
Percent of Total Investments	1.50%
C000263350 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000263350 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000263350 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000263350 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000263350 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000263350 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000263350 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000263350 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000263350 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000263350 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000263350 | Communication Services_Sector
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000271958 | NVIDIA9300993
Holdings [Line Items]
Percent of Total Investments	9.60%
C000271958 | Apple9300882
Holdings [Line Items]
Percent of Total Investments	8.20%
C000271958 | Microsoft9300980
Holdings [Line Items]
Percent of Total Investments	6.10%
C000271958 | Amazon.com9300876
Holdings [Line Items]
Percent of Total Investments	5.30%
C000271958 | Alphabet9300872
Holdings [Line Items]
Percent of Total Investments	4.60%
C000271958 | Broadcom9300899
Holdings [Line Items]
Percent of Total Investments	4.00%
C000271958 | Alphabet9300874
Holdings [Line Items]
Percent of Total Investments	4.00%
C000271958 | Taiwan Semiconductor Manufacturing9300855
Holdings [Line Items]
Percent of Total Investments	3.90%
C000271958 | Tesla9301049
Holdings [Line Items]
Percent of Total Investments	2.90%
C000271958 | Meta Platforms9300976
Holdings [Line Items]
Percent of Total Investments	2.90%
C000271958 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000271958 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000271958 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000271958 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000271958 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	68.30%
C000271958 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.90%